Pension and Postretirement Benefit Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 351	[1],[2],[3]	$ 347	[1],[2],[3]	$ 252	[1],[2]
Interest cost	734	[1],[2],[3]	740	[1],[2],[3]	526	[1],[2]
Expected return on plan assets	(871)	[1],[2]	(782)	[1],[2]	(527)	[1],[2]
Actuarial losses	145	[2]	151	[2]	212	[2]
Prior service (credits)/costs	(8)	[2]	2	[2]	2	[2]
Curtailments and settlements-net	95	[2]	(52)	[2]	110	[2]
Special termination benefits	23	[2]	73	[2]	61	[2]
Net periodic benefit costs	469	[2]	479	[2]	636	[2]
Other changes recognized in other comprehensive (income)/loss	1,879	[2],[4]	260	[2],[4]	(783)	[2],[4]
Total recognized in net periodic benefit costs and other comprehensive (income)/loss	2,348	[2]	739	[2]	(147)	[2]
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	36	[1],[5],[6]	28	[1],[5],[6]	24	[1],[5]
Interest cost	72	[1],[5],[6]	77	[1],[5],[6]	53	[1],[5]
Actuarial losses	36	[5]	29	[5]	31	[5]
Prior service (credits)/costs	(3)	[5]	(2)	[5]	(2)	[5]
Curtailments and settlements-net	23	[5]	1	[5]	(2)	[5]
Special termination benefits	26	[5]	180	[5]	137	[5]
Net periodic benefit costs	190	[5]	313	[5]	241	[5]
Other changes recognized in other comprehensive (income)/loss	36	[4],[5]	117	[4],[5]	(23)	[4],[5]
Total recognized in net periodic benefit costs and other comprehensive (income)/loss	226	[5]	430	[5]	218	[5]
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	251	[1],[7],[8]	230	[1],[7],[8]	188	[1],[7]
Interest cost	453	[1],[7],[8]	427	[1],[7],[8]	342	[1],[7]
Expected return on plan assets	(448)	[1],[7]	(434)	[1],[7]	(375)	[1],[7]
Actuarial losses	86	[7]	67	[7]	30	[7]
Prior service (credits)/costs	(5)	[7]	(4)	[7]	(3)	[7]
Curtailments and settlements-net	3	[7]	(3)	[7]	3	[7]
Special termination benefits	4	[7]	6	[7]	8	[7]
Net periodic benefit costs	344	[7]	289	[7]	193	[7]
Other changes recognized in other comprehensive (income)/loss	(365)	[4],[7]	152	[4],[7]	1,004	[4],[7]
Total recognized in net periodic benefit costs and other comprehensive (income)/loss	(21)	[7]	441	[7]	1,197	[7]
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	68	[1],[10],[9]	79	[1],[10],[9]	39	[1],[9]
Interest cost	195	[1],[10],[9]	211	[1],[10],[9]	145	[1],[9]
Expected return on plan assets	(35)	[1],[9]	(31)	[1],[9]	(26)	[1],[9]
Actuarial losses	17	[9]	15	[9]	18	[9]
Prior service (credits)/costs	(53)	[9]	(38)	[9]	(3)	[9]
Curtailments and settlements-net	(68)	[9]	(23)	[9]	(3)	[9]
Special termination benefits	3	[9]	19	[9]	24	[9]
Net periodic benefit costs	127	[9]	232	[9]	194	[9]
Other changes recognized in other comprehensive (income)/loss	421	[4],[9]	(183)	[4],[9]	(122)	[4],[9]
Total recognized in net periodic benefit costs and other comprehensive (income)/loss	$ 548	[9]	$ 49	[9]	$ 72	[9]

[1]	The acquisition of Wyeth during fourth quarter 2009 contributed to the increase in certain components of net periodic benefit costs, such as service cost and interest cost, which was largely offset by higher expected returns on plan assets during 2010 from the inclusion of Wyeth plan assets. Further declines in interest rates during 2011 resulted in service costs continuing to increase on an overall basis. The decrease in 2011 postretirement plans' service and interest costs is largely driven by the harmonization of the Wyeth plans.
[2]	2011 vs. 2010 - The decrease in the U.S. qualified pension plans' net periodic benefit costs was largely driven by lower special termination benefits costs and higher expected returns due to contributions made to the plans, partially offset by lower curtailment gains and an increase in settlement costs associated with on-going restructuring efforts. 2010 vs. 2009 - The decrease in the U.S. qualified pension plans' net periodic benefit costs was largely driven by curtailment gains and lower settlement charges associated with Wyeth-related restructuring initiatives.
[3]	The unfavorable change in our U.S. qualified plans' projected benefit obligations funded status was largely driven by changes in interest rates and lower than expected asset returns, partially offset by plan contributions of $2.0 billion.
[4]	For details, see Note 6. Other Comprehensive Income/(Loss).
[5]	2011 vs. 2010 - The decrease in the U.S. supplemental (non-qualified) plans' net periodic benefit costs was primarily driven by lower special termination benefits costs associated with Wyeth-related restructuring initiatives. 2010 vs. 2009 - The increase in the U.S. supplemental (non-qualified) plans' net periodic benefit costs was primarily driven by special termination benefits recognized for certain executives as part of ongoing Wyeth-related restructuring initiatives.
[6]	The U.S. supplemental (non-qualified) pension plans are not generally funded and these obligations, which are substantially greater than the annual cash outlay for these liabilities, are paid from cash generated from operations.
[7]	2011 vs. 2010 and 2010 vs. 2009 - The increase in the international plans' net periodic benefit costs as compared to the prior year was primarily driven by changes in assumptions, including the decrease in discount rates across most plans.
[8]	The favorable change in our international plans' projected benefit obligations funded status was largely driven by changes in actuarial assumptions, partially offset by the weakening of the U.S. dollar against the U.K. pound and euro. Outside the U.S., in general, we fund our defined benefit plans to the extent that tax or other incentives exist and we have accrued liabilities on our consolidated balance sheet to reflect those plans that are not fully funded.
[9]	2011 vs. 2010 - The decrease in the postretirement plans' net periodic benefit costs was due to the harmonization of the Wyeth postretirement medical program initiated in mid-2010. 2010 vs. 2009 - The increase postretirement plans' net periodic benefit costs was due to the Wyeth acquisition, offset partially by the postretirement harmonization program.
[10]	The unfavorable change in our postretirement plans' accumulated benefit obligations (ABO) funded status was largely driven by changes in actuarial assumptions.